Intangible assets (Details) - GBP (£) £ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Intangible assets
At beginning of period	£ 6,622
Impairment of other intangible assets	7	£ 30
At end of period	6,602		£ 6,622
Impairment to goodwill	7		44
Cost
Intangible assets
At beginning of period	12,273	20,188	20,188
Currency translation and other adjustments	2		(178)
Acquisition of subsidiaries			1
Additions	133		380
Disposals and write-off of fully amortised assets	(23)		(8,118)
At end of period	12,385		12,273
Accumulated impairment, depreciation and amortisation
Intangible assets
At beginning of period	(5,651)	(13,572)	(13,572)
Currency translation and other adjustments	3		(179)
Disposals and write-off of fully amortised assets	19		8,077
Charge for the year	141		291
Impairment of other intangible assets	7		44
At end of period	(5,783)		(5,651)
Goodwill
Intangible assets
At beginning of period	5,607
At end of period	5,607		5,607
Goodwill | Cost
Intangible assets
At beginning of period	9,980	18,164	18,164
Currency translation and other adjustments	2		(180)
Acquisition of subsidiaries			1
Disposals and write-off of fully amortised assets			(8,005)
At end of period	9,982		9,980
Goodwill | Accumulated impairment, depreciation and amortisation
Intangible assets
At beginning of period	(4,373)	(12,558)	(12,558)
Currency translation and other adjustments	2		(180)
Disposals and write-off of fully amortised assets			8,005
At end of period	(4,375)		(4,373)
Intangible assets
Intangible assets
At beginning of period	1,015
At end of period	995		1,015
Intangible assets | Cost
Intangible assets
At beginning of period	2,293	2,024	2,024
Currency translation and other adjustments			2
Additions	133		380
Disposals and write-off of fully amortised assets	(23)		(113)
At end of period	2,403		2,293
Intangible assets | Accumulated impairment, depreciation and amortisation
Intangible assets
At beginning of period	(1,278)	£ (1,014)	(1,014)
Currency translation and other adjustments	1		1
Disposals and write-off of fully amortised assets	19		72
Charge for the year	141		291
Impairment of other intangible assets	7		44
At end of period	£ (1,408)		£ (1,278)